Prepaid Expenses and Deposits	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Deposits
Prepaid Expenses and Deposits
6.	Prepaid Expenses and Deposits

	December 31, 2025	December 31, 2024
Prepaid expenses	$18,361	$3,618
Surety bond collateral	6,793	1,235
Deposits	133	230
Total	$25,287	$5,083

Prepaid expenses primarily relate to advance payments in connection with the construction and development of the Eskay Project. The surety bond collateral relates to a percentage of the surety bond amount held as collateral by the surety provider in connection with the construction of camp, power transmission and reclamation security as required by the Ministry of Energy and Climate Solutions.